Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds and to
the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011(as revised April 2, 2012)
Disclosure Related to
Allianz AGIC Global Fund
Liquidation of the Fund
     Effective on or about June 21, 2012 (the “Liquidation Date”), Allianz AGIC Global Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions beginning five (5) business days prior to, and including, the Liquidation Date.
     Effective as of the close of business on June 14, 2012, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”
     At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.
     The Board of Trustees of the Trust and the Distributor, each reserve the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.
     Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds and to
the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011(as revised April 2, 2012)
Disclosure Related to
Allianz RCM Focused Growth Fund
Liquidation of the Fund
     Effective on or about May 30, 2012 (the “Liquidation Date”), Allianz RCM Focused Growth Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions beginning five (5) business days prior to, and including, the Liquidation Date.
     Effective as of the close of business on May 22, 2012, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”
     At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.
     The Board of Trustees of the Trust and the Distributor, each reserve the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.
     Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
     We would also note that on April 10, 2012, the Board of Trustees of Allianz Funds approved, subject to shareholder approval, a change in sub-adviser for the Allianz AGIC Growth Fund (“Growth Fund”) from AGI Capital LLC to RCM Capital Management LLC. In connection with such change, the Growth Fund will also change its name to “Allianz RCM Focused Growth Fund”. This proposed transition is expected to take place during the third quarter of 2012. Please see Growth Fund’s statutory prospectus for more information regarding these and other related changes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds and to
the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011 (as revised April 2, 2012)
Disclosure Related to Allianz AGIC Growth Fund
Sub-Adviser Change
On April 10, 2012, the Board of Trustees of the Allianz AGIC Growth Fund (the “Fund”) approved a change in the sub-adviser to the Fund. Currently, Allianz Global Investors Fund Management LLC (“AGIFM”) is the Fund’s investment adviser and pursuant to a Sub-Advisory Agreement has delegated the day-to-day management of the Fund’s portfolio to AGI Capital LLC (“AGI Capital”). It is expected that a proxy statement will be mailed to shareholders on or about May 21, 2012 for a shareholder meeting to be held on or about July 18, 2012. Subject to shareholder approval, the Fund’s management will transition to RCM Capital Management LLC (“RCM”) pursuant to a Sub-Advisory Agreement between AGIFM and RCM. These changes are expected to be implemented, subject to shareholder approval, on or about July 20, 2012. There will be a 0.05% reduction in investment advisory fees paid by the Fund as a result of the sub-adviser change. AGIFM will receive an investment advisory fee at the annual fee rate of 0.45% of the Fund’s average daily net assets. It is proposed that AGIFM will pay RCM a sub-advisory fee at the rate of 0.35%.
If and when RCM takes over portfolio management responsibilities, the Fund’s name will be changed to “Allianz RCM Focused Growth Fund”. The Fund will be managed using RCM’s investment strategies and techniques rather than AGI Capital’s, and will continue to comply with the Fund’s current investment restrictions and operate as a diversified fund. Subject to shareholder approval, an additional supplement to the Fund’s statutory prospectus, which will reflect the new sub-adviser and revised strategy disclosure, will be filed following such approval.
New Portfolio Manager
Subject to shareholder approval, the following portfolio managers would assume responsibility for the Fund on or about July 20, 2012:
Scott T. Migliori, CFA is proposed as the lead portfolio manager for the Fund. Mr. Migliori is a Managing Director, Chief Investment Officer and Senior Portfolio Manager of U.S. Large Cap Select Growth and Focused Growth strategies. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.
Karen Hiatt, CFA is proposed as a portfolio manager for the Fund. Ms. Hiatt is a member of the U.S. Large Cap Equity Portfolio Management team as a Senior Portfolio Manager on the Select and Focused Growth strategies. Before becoming a portfolio manager, Ms. Hiatt was leading US Equity Research efforts as US Director of Research. Ms. Hiatt was previously an equity analyst on the consumer team and was promoted in 2005 to Consumer Sector Head. Prior to joining RCM in 1998, Ms. Hiatt was Vice President at Bioscience Securities, a boutique research and investment banking firm, where she covered food and agricultural biotech companies and constructed M&A valuation models. Ms. Hiatt has over 16 years of equity investment experience. She earned her BS from Santa Clara University, where she graduated Cum Laude with a finance major. Ms. Hiatt is a CFA charter holder and a member of the CFA Society of San Francisco.
David Jedlicka, CFA is proposed as a portfolio manager for the Fund. Mr. Jedlicka is a member of the U.S. Large Cap Equity Portfolio Management team, with an emphasis in the Industrial and Energy/Mat.erial sectors, and also provides analytical support for the Redwood strategy. Prior to joining RCM in 2000, Mr. Jedlicka worked at Merrill Lynch Asset Management ultimately holding the title of Sr. Portfolio Analyst. He received his BS in Agricultural and Resource Economics from the University of California, Davis. Mr. Jedlicka is a CFA charter holder and a member of the CFA Society of San Francisco.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds and to
the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011 (as revised April 2, 2012)
Disclosure Related to Allianz AGIC Pacific Rim Fund
REORGANIZATION OF THE ALLIANZ AGIC PACIFIC RIM FUND
INTO THE ALLIANZ AGIC EMERGING MARKETS OPPORTUNITIES FUND
On April 10, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the Allianz AGIC Pacific Rim Fund (the “Acquired Fund”) would be reorganized with and into another existing series of the Trust, the Allianz AGIC Emerging Markets Opportunities Fund (the “Acquiring Fund”, together with the Acquired Fund, the “Funds”) (the “Reorganization”). The closing date of the Reorganization is expected to be on or about June 18, 2012, although the Reorganization may be delayed.
The Acquired Fund and the Acquiring Fund have the same investment advisory, administrative and distribution and/or service (12b-1) fee rates, except that the Acquired Fund’s investment advisory fee is subject to a voluntary 0.05% fee waiver. Pursuant to the Agreement and Plan of Reorganization, Class B shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the 12b-1 fees applicable to Class A shares of the Acquiring Fund are 0.25% whereas the 12b-1 fees applicable to Class B shares of the Acquired Fund are 1.00%. Although both Funds are managed by the same investment manager and sub-adviser and have identical fundamental investment policies, it should be noted that the Funds’ investment focus and strategy differ. The Acquiring Fund seeks to achieve its objective by normally investing at least 80% of its net assets in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. For further information on the Acquiring Fund please see its prospectus, which may be found at www.allianzinvestors.com.
No shareholder approval of the Reorganization is required.
The Reorganization is expected to be a tax-free Reorganization, such that shareholders in the Acquired Fund will not realize any gains or losses for U.S. federal income tax purposes as a direct result of the Reorganization. It is possible that the Reorganization will have some tax implications for shareholders, including increased capital gain distributions to shareholders before or after the Reorganization, in some instances as a result of the sale of portfolio securities in connection with or following the Reorganization.
The transaction costs of completing the Reorganization will be borne by the Funds’ Investment Adviser and Administrator, Allianz Global Investors Fund Management LLC. Any costs associated with restructuring the Acquired Fund’s portfolio (such as brokerage commissions and other transaction costs) prior to the Reorganization will be borne by the Acquired Fund, and any such costs that arise after the Reorganization will be borne by the Acquiring Fund.
Other Information
Effective as of the close of business on June 15, 2012, shares of the Acquired Fund will no longer be available for purchase by current or new investors in the Acquired Fund. Additionally, shareholders of other series of the Trust will no longer be permitted to exchange any of their shares for shares of the Acquired Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”

At any time prior to the close of business on June 15, 2012 (the “Valuation Date”), shareholders may redeem their shares of the Acquired Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. At any time prior to the Valuation Date, shareholders may also exchange their shares of the Acquired Fund for shares of the same class of any other series of the Trust or any other series of Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.
The Board of Trustees of the Trust and Allianz Global Investors Distributors LLC, the Trust’s distributor, each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis. The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds and to
the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011 (as revised April 2, 2012)
Disclosure Related to Allianz RCM Focused Growth Fund
Allianz RCM Large-Cap Growth Fund
Within the Fund Summary relating to each of Allianz RCM Focused Growth Fund and Allianz RCM Large-Cap Growth Fund (the “Funds”) in the Prospectus, the subsection entitled “Management of the Fund — Portfolio Manager” is deleted and replaced with the following:
With respect to Allianz RCM Focused Growth Fund:
Scott T. Migliori, CFA, Chief Investment Officer of RCM’s U.S. Large Cap Select Growth and Focused Growth strategies and Portfolio Manager, has managed the Fund since December 2011 and is the Lead Portfolio Manager.
Karen Hiatt, CFA, Senior Portfolio Manager, has managed the Fund since April 2012.
David Jedlicka, CFA, Portfolio Manager, has managed the Fund since April 2012.
With respect to Allianz RCM Large-Cap Growth Fund:
Raphael L. Edelman, Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2004 and is the Lead Portfolio Manager.
Peter A. Goetz, CFA, Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team, has managed the Fund since 2005.
Scott T. Migliori, CFA, Managing Director, Chief Investment Officer and Senior Portfolio Manager of U.S. Large Cap Select Growth and Focused Growth strategies, has managed the Fund since 2009.
Karen Hiatt, CFA, Senior Portfolio Manager, has managed the Fund since April 2012.
The information relating to the Funds contained in the table under “Management of the Funds — Sub-Advisers — RCM” in the Prospectus is deleted and replaced with the following:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
RCM Focused Growth Fund	Scott T. Migliori, CFA	2011	Managing Director, Chief Investment Officer and Senior Portfolio Manager of U.S. Large Cap Select Growth and Focused Growth strategies. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
			Anderson School at the University of California, Los Angeles.

	Karen Hiatt, CFA	2012	Member of the U.S. Large Cap Equity Portfolio Management team as a Senior Portfolio Manager on the Select and Focused Growth strategies. Before becoming a portfolio manager, Ms. Hiatt was leading US Equity Research efforts as US Director of Research. Ms. Hiatt was previously an equity analyst on the consumer team and was promoted in 2005 to Consumer Sector Head. Prior to joining RCM in 1998, Ms. Hiatt was Vice President at Bioscience Securities, a boutique research and investment banking firm, where she covered food and agricultural biotech companies and constructed M&A valuation models. Ms. Hiatt has over 16 years of equity investment experience. She earned her BS from Santa Clara University, where she graduated Cum Laude with a finance major. Ms. Hiatt is a CFA charter holder and a member of the CFA Society of San Francisco.

	David Jedlicka, CFA	2012	Member of the U.S. Large Cap Equity Portfolio Management team, with an emphasis in the Industrial and Energy/Material sectors, and also provides analytical support for the Redwood strategy. Prior to joining RCM in 2000, Mr. Jedlicka worked at Merrill Lynch Asset Management ultimately holding the title of Sr. Portfolio Analyst. He received his BS in Agricultural and Resource Economics from the University of California, Davis. Mr. Jedlicka is a CFA charter holder and a member of the CFA Society of San Francisco.

RCM Large-Cap Fund	Raphael L. Edelman (Lead)	2004	Director, Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Peter A. Goetz, CFA	2005	Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

	Scott T. Migliori, CFA	2009	See above.

	Karen Hiatt, CFA	2012	See above.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statement of Additional Information (the “SAI”)
Dated November 1, 2011 (as revised April 2, 2012)
_________________
Disclosure Related to
Allianz RCM Focused Growth Fund (the “RCM Focused Growth Fund”)
Allianz RCM Large-Cap Growth Fund (the “RCM Large-Cap Growth Fund”)
___________________
The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby deleted and replaced with the following:
The following summarizes information regarding each of the accounts, excluding portfolios of the Funds, that were managed by the Fund’s portfolio managers as of June 30, 2011, unless otherwise noted, including amounts managed by a team, committee, or other group that includes the portfolio manager.
Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael L. Edelman	0	0	32	1,453	0	0
Peter A. Goetz	0	0	22	624	1	120
Scott T. Migliori	1	107	41	5,706	0	0
Karen Hiatt*	0	0	5	2	0	0
David Jedlicka*	0	0	7	0.5	0	0

*	As of December 31, 2011.
Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael L. Edelman	0	0	0	0	0	0
Peter A. Goetz	0	0	0	0	0	0
Scott T. Migliori	0	0	2	99.6	0	0
Karen Hiatt*	0	0	0	0	0	0
David Jedlicka*	0	0	0	0	0	0

*	As of December 31, 2011.
Securities Ownership
The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2011, unless otherwise noted:

RCM Focused Growth Fund	Dollar Range of Equity Securities
Scott T. Migliori	None
Karen Hiatt*	None
David Jedlicka	None

* As of December 31, 2011.

RCM Large-Cap Growth Fund
Raphael L. Edelman	$100,001 — $500,000
Peter A. Goetz	$ 10,001 — $ 50,000
Scott T. Migliori	$100,001 — $500,000
Karen Hiatt*	None

*	As of December 31, 2011.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated April 11, 2012
to the Statement of Additional Information
of Allianz Funds Dated November 1, 2011, as revised April 2, 2012
Disclosure Related to
Allianz AGIC Emerging Markets Opportunities Fund
On April 10, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved the addition of the following fundamental investment restriction with respect to Allianz AGIC Emerging Markets Opportunities Fund (the “Fund”) to the “Fundamental Investment Restrictions — Investment Restrictions” section of the Fund’s Statement of Additional Information:
(5) may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund’s total assets (taken at cost) and then only to secure borrowings permitted by Restriction (4) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.).
Please retain this Supplement for future reference.